ProFrac Holding Corp. (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Balance Sheets
Balance sheet
(Unaudited)

	March 31, 2022	December 31, 2021

Assets
Receivable from stockholder	$10	$10

Total assets	$10	$10

Stockholder’s equity
Common stock, $0.01 par value; authorized 1,000 shares; 1,000 issued and outstanding	$10	$10

Total stockholder’s equity	$10	$10

Balance sheet

December 31, 2021

Assets
Receivable from stockholder	$10

Total assets	$10

Stockholder’s equity
Common stock, $0.01 par value; authorized 1,000 shares; 1,000 issued and outstanding	$10

Total stockholder’s equity	$10